Additional disclosures in respect of guaranteed securities - Summary Statements of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Continuing Operations [Abstract]
Revenue	£ 15,250	£ 15,035	[1]	£ 13,212	[2]
Operating Costs [Abstract]
Depreciation and amortisation	(1,530)	(1,481)		(1,311)
Payroll costs	(1,648)	(1,578)		(1,337)
Purchases of electricity	(1,285)	(1,097)		(1,312)
Purchases of gas	(1,543)	(1,219)		(967)
Rates and property taxes	(1,057)	(1,042)		(899)
Balancing services incentive scheme	(1,012)	(1,120)		(907)
Payments to other UK network owners	(1,043)	(1,008)		(971)
Other costs	(2,639)	(3,282)		(2,283)
Operating expense	(11,757)	(11,827)	[1]	(9,987)	[2]
Operating profit	3,493	3,208	[1]	3,225	[2]
Finance income (cost)	(745)	(1,087)		(955)
Dividends receivable	0	0		0
Share of post-tax results of joint ventures and associates	(40)	63	[1]	59	[2]
Profit before tax	2,708	2,184	[1]	2,329	[2]
Tax	884	(374)	[1]	(427)	[2]
Profit (loss) after tax from discontinued operations	(41)	5,984	[1]	692	[2]
Total profit for the year (continuing and discontinued)	3,551	7,794	[1]	2,594	[2]
Amounts recognised in other comprehensive income from continuing operations	371	578		502
Amounts recognised in other comprehensive income from discontinued operations	0	42		71
Other comprehensive income for the year, net of tax	371	620		573
Total comprehensive income for the year	3,922	8,414		3,167
Comprehensive income, attributable to owners of parent	3,922	8,415		3,164
Comprehensive income, attributable to non-controlling interests	0	(1)		3
National Grid plc
Continuing Operations [Abstract]
Revenue	0	0		0
Operating Costs [Abstract]
Depreciation and amortisation	0	0		0
Payroll costs	0	0		0
Purchases of electricity	0	0		0
Purchases of gas	0	0		0
Rates and property taxes	0	0		0
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other costs	0	0		0
Operating expense	0	0		0
Operating profit	0	0		0
Finance income (cost)	889	8,177		701
Dividends receivable	950	0		0
Share of post-tax results of joint ventures and associates	1,672	(401)		1,843
Profit before tax	3,511	7,776		2,544
Tax	40	19		47
Profit (loss) after tax from discontinued operations	0	0		0
Total profit for the year (continuing and discontinued)	3,551	7,795		2,591
Amounts recognised in other comprehensive income from continuing operations		578		502
Amounts recognised in other comprehensive income from discontinued operations		42		71
Other comprehensive income for the year, net of tax	371
Total comprehensive income for the year	3,922	8,415		3,164
Comprehensive income, attributable to owners of parent	3,922	8,415		3,164
Comprehensive income, attributable to non-controlling interests	0	0		0
Niagara Mohawk Power Corporation
Continuing Operations [Abstract]
Revenue	2,416	2,388		2,027
Operating Costs [Abstract]
Depreciation and amortisation	(190)	(193)		(162)
Payroll costs	(318)	(326)		(260)
Purchases of electricity	(537)	(511)		(484)
Purchases of gas	(166)	(140)		(86)
Rates and property taxes	(183)	(188)		(155)
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other costs	(397)	(435)		(433)
Operating expense	(1,791)	(1,793)		(1,580)
Operating profit	625	595		447
Finance income (cost)	(100)	(101)		(87)
Dividends receivable	0	0		0
Share of post-tax results of joint ventures and associates	0	0		0
Profit before tax	525	494		360
Tax	321	(181)		(141)
Profit (loss) after tax from discontinued operations	0	0		0
Total profit for the year (continuing and discontinued)	846	313		219
Amounts recognised in other comprehensive income from continuing operations		0		(1)
Amounts recognised in other comprehensive income from discontinued operations		0		0
Other comprehensive income for the year, net of tax	1
Total comprehensive income for the year	847	313		218
Comprehensive income, attributable to owners of parent	847	313		218
Comprehensive income, attributable to non-controlling interests	0	0		0
British Transco Finance Inc.
Continuing Operations [Abstract]
Revenue	0	0		0
Operating Costs [Abstract]
Depreciation and amortisation	0	0		0
Payroll costs	0	0		0
Purchases of electricity	0	0		0
Purchases of gas	0	0		0
Rates and property taxes	0	0		0
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other costs	0	0		0
Operating expense	0	0		0
Operating profit	0	0		0
Finance income (cost)	0	0		0
Dividends receivable	0	0		0
Share of post-tax results of joint ventures and associates	0	0		0
Profit before tax	0	0		0
Tax	0	0		0
Profit (loss) after tax from discontinued operations	0	0		0
Total profit for the year (continuing and discontinued)	0	0		0
Amounts recognised in other comprehensive income from continuing operations		0		0
Amounts recognised in other comprehensive income from discontinued operations		0		0
Other comprehensive income for the year, net of tax	0
Total comprehensive income for the year	0	0		0
Comprehensive income, attributable to owners of parent	0	0		0
Comprehensive income, attributable to non-controlling interests	0	0		0
National Grid Gas plc
Continuing Operations [Abstract]
Revenue	1,430	1,376		1,244
Operating Costs [Abstract]
Depreciation and amortisation	(245)	(256)		(255)
Payroll costs	(122)	(114)		(115)
Purchases of electricity	0	0		0
Purchases of gas	0	(67)		(75)
Rates and property taxes	(94)	(101)		(101)
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other costs	(331)	(394)		(173)
Operating expense	(792)	(932)		(719)
Operating profit	638	444		525
Finance income (cost)	(174)	(253)		(132)
Dividends receivable	0	0		0
Share of post-tax results of joint ventures and associates	8	0		33
Profit before tax	472	191		426
Tax	(103)	16		(56)
Profit (loss) after tax from discontinued operations	17	4,633		735
Total profit for the year (continuing and discontinued)	386	4,840		1,105
Amounts recognised in other comprehensive income from continuing operations		114		8
Amounts recognised in other comprehensive income from discontinued operations		51		(13)
Other comprehensive income for the year, net of tax	272
Total comprehensive income for the year	658	5,005		1,100
Comprehensive income, attributable to owners of parent	658	5,005		1,100
Comprehensive income, attributable to non-controlling interests	0	0		0
Other subsidiaries
Continuing Operations [Abstract]
Revenue	11,495	11,435		10,069
Operating Costs [Abstract]
Depreciation and amortisation	(1,095)	(1,032)		(894)
Payroll costs	(1,208)	(1,138)		(962)
Purchases of electricity	(748)	(586)		(828)
Purchases of gas	(1,377)	(1,012)		(806)
Rates and property taxes	(780)	(753)		(643)
Balancing services incentive scheme	(1,012)	(1,120)		(907)
Payments to other UK network owners	(1,043)	(1,008)		(971)
Other costs	(2,002)	(2,617)		(1,805)
Operating expense	(9,265)	(9,266)		(7,816)
Operating profit	2,230	2,169		2,253
Finance income (cost)	(1,360)	(8,910)		(1,437)
Dividends receivable	0	8,100		620
Share of post-tax results of joint ventures and associates	(40)	63		59
Profit before tax	830	1,422		1,495
Tax	626	(228)		(277)
Profit (loss) after tax from discontinued operations	(58)	1,351		(43)
Total profit for the year (continuing and discontinued)	1,398	2,545		1,175
Amounts recognised in other comprehensive income from continuing operations		177		426
Amounts recognised in other comprehensive income from discontinued operations		(62)		153
Other comprehensive income for the year, net of tax	604
Total comprehensive income for the year	2,002	2,660		1,754
Comprehensive income, attributable to owners of parent	2,002	2,661		1,751
Comprehensive income, attributable to non-controlling interests	0	(1)		3
Consolidation adjustments
Continuing Operations [Abstract]
Revenue	(91)	(164)		(128)
Operating Costs [Abstract]
Depreciation and amortisation	0	0		0
Payroll costs	0	0		0
Purchases of electricity	0	0		0
Purchases of gas	0	0		0
Rates and property taxes	0	0		0
Balancing services incentive scheme	0	0		0
Payments to other UK network owners	0	0		0
Other costs	91	164		128
Operating expense	91	164		128
Operating profit	0	0		0
Finance income (cost)	0	0		0
Dividends receivable	(950)	(8,100)		(620)
Share of post-tax results of joint ventures and associates	(1,680)	401		(1,876)
Profit before tax	(2,630)	(7,699)		(2,496)
Tax	0	0		0
Profit (loss) after tax from discontinued operations	0	0		0
Total profit for the year (continuing and discontinued)	(2,630)	(7,699)		(2,496)
Amounts recognised in other comprehensive income from continuing operations		(291)		(433)
Amounts recognised in other comprehensive income from discontinued operations		11		(140)
Other comprehensive income for the year, net of tax	(877)
Total comprehensive income for the year	(3,507)	(7,979)		(3,069)
Comprehensive income, attributable to owners of parent	(3,507)	(7,979)		(3,069)
Comprehensive income, attributable to non-controlling interests	£ 0	£ 0		£ 0

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).